Shareholders' Equity (Details) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2008 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2011 ₪ / shares shares
Shareholders' Equity (Details) [Line Items]
Purchased an aggregate amount of ordinary shares (in Shares) | shares	3,165,092
Total consideration	$ 2,800
Treasury shares (in Shares) | shares		1,674,184	1,763,684
Treasury value		$ 1,143	$ 1,204
Dividends paid per share (in Dollars per share) | $ / shares		$ 0.24	$ 0.26	$ 0.30
Paid dividends to shareholders		$ 4,800	$ 5,100	$ 5,800
Options granted exercise price of ordinary shares, description			5 years
Compensation costs		213	$ 200	224
Total unrecognized compensation costs			$ 272
Total compensation cost not yet recognized, weighted average period for recognition			1 year 127 days
Total intrinsic value of options exercised		212	$ 115	$ 266
Aggregate intrinsic value of the outstanding options		687
Aggregate intrinsic value of the exercisable options		$ 60
Minimum [Member]
Shareholders' Equity (Details) [Line Items]
Outstanding options granted, vesting period			2 years
Maximum [Member]
Shareholders' Equity (Details) [Line Items]
Outstanding options granted, vesting period			4 years
2011 Share Incentive Plan [Member]
Shareholders' Equity (Details) [Line Items]
Options granted exercise price of ordinary shares, description		In the years ended December 31, 2020 and 2019 and 2018, the options were granted with an exercise price equal to par value of NIS 0.01.
2011 Share Incentive Plan [Member] | Israel, New Shekels [Member]
Shareholders' Equity (Details) [Line Items]
Options for ordinary shares (in Shares) | shares					1,800,000
Par value granted to employees (in New Shekels per share) | ₪ / shares					₪ 0.01